Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ADS-TEC ENERGY PUBLIC LIMITED COMPANY
Entity Central Index Key	0001879248
Entity File Number	001-41188
Entity Incorporation, State or Country Code	L2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, Address Line Two	Dublin 2
Entity Address, City or Town	Ireland
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	52,362,516
Ordinary Shares, $0.0001 nominal value per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, $0.0001 nominal value per share
Trading Symbol	ADSE
Security Exchange Name	NASDAQ
Warrants to purchase Ordinary Shares
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	ADSEW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Thomas Speidel
Entity Address, Address Line One	10 Earlsfort Terrace
Entity Address, Address Line Two	Dublin 2
Entity Address, City or Town	Ireland
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 T380
Entity Phone Fax Numbers [Line Items]
City Area Code	+353 1
Local Phone Number	920 1000